Consolidated shareholders’ equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) € in Millions			1 Months Ended		12 Months Ended
		Feb. 02, 2025 shares	Apr. 30, 2024 shares	May 31, 2023 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares		Dec. 31, 2023 EUR (€) shares
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of shares (in shares)		29,556,650
With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)						147,894		126,935
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)						147,894		126,935
Restricted shares
Disclosure of classes of share capital [line items]
Total expense for restricted share plans | €					€ 288	€ 260	[1]	€ 231	[1]
Number of shares not yet fully vested (in shares)					11,296,275	10,914,134	[1]	9,773,084	[1]
Restricted Share Plan 2024 Member
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)					4,017,627	4,454,299	[1]	0	[1]
Restricted Share Plan 2024 Member | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)	[2]				4,021,370
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	[2]				4,021,370
Restricted Share Plan 2024 Member | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)			139,665		1,421,892
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)			139,665		1,421,892
Restricted share plan 2023
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)					3,248,436	3,501,088	[1]	3,780,513	[1]
Restricted share plan 2023 | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)	[2]					4,505,145
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	[2]					4,505,145
Restricted share plan 2023 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)						1,616,643
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)						1,616,643
Restricted share plan 2022
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)					0	2,958,747	[1]	3,099,158	[1]
Restricted share plan 2022 | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)	[2]							3,838,434
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	[2]							3,838,434
Restricted share plan 2022 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)								1,413,387
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)								1,413,387
Restricted share plan 2021
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)					0	0	[1]	2,893,413	[1]
Restricted share plan 2021 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)				121,097
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)				121,097
ifrs-full_RestrictedSharePlan2025Member
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)					4,030,212	0	[1]	0	[1]

[1]	(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 147,894 additional shares awarded in 2024, and 126,935 awarded in 2023.
[2]	(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and
8,229 awarded in December 2024 (versus 121,097 awarded in May 2023 and 5,838 awarded in December 2023).